UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           06/30/07
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          88
                                          -----------------
Form 13F Information Table Value Total:   $      97931
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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

                                                       SUMMARY TABLE
                                                       30-Jun-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  1944    22400   SH       SOLE       N/A       22400
AMERICAN EXPRESS CO            COM            025816109  1661    27150   SH       SOLE       N/A       27150
AMGEN INC                      COM            031162100  1767    31950   SH       SOLE       N/A       31950
APPLE COMPUTER INC             COM            037833100  3033    24850   SH       SOLE       N/A       24850
APPLIED MATLS INC              COM            038222105  1246    62700   SH       SOLE       N/A       62700
AQUA AMERICA INC               COM            03836W103  9       400     SH       SOLE       N/A       400
AT&T INC                       COM            00206R102  2841    68450   SH       SOLE       N/A       68450
BALLARD PWR SYS INC            COM            05858H104  11      2000    SH       SOLE       N/A       2000
BANK OF AMERICA CORPORATION    COM            060505104  2547    52099   SH       SOLE       N/A       52099
BEMIS INC                      COM            081437105  461     13900   SH       SOLE       N/A       13900
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  32      9       SH       SOLE       N/A       9
BLACKBAUD INC                  COM            09227Q100  93      4200    SH       SOLE       N/A       4200
BP PLC                         SPONSORED ADR  055622104  36      500     SH       SOLE       N/A       500
SCHWAB CHARLES CORP NEW        COM            808513105  68      3300    SH       SOLE       N/A       3300
CHUBB CORP                     COM            171232101  2371    43800   SH       SOLE       N/A       43800
CISCO SYS INC                  COM            17275R102  2433    87350   SH       SOLE       N/A       87350
CITIGROUP INC                  COM            172967101  43      833     SH       SOLE       N/A       833
DEVON ENERGY CORP NEW          COM            25179M103  2760    35250   SH       SOLE       N/A       35250
DONALDSON INC                  COM            257651109  160     4500    SH       SOLE       N/A       4500
EBAY INC                       COM            278642103  212     6600    SH       SOLE       N/A       6600
ECOLAB INC                     COM            278865100  2011    47100   SH       SOLE       N/A       47100
EMERSON ELEC CO                COM            291011104  3544    75730   SH       SOLE       N/A       75730
ENERGEN CORP                   COM            29265N108  1980    36043   SH       SOLE       N/A       36043
STREETRACKS GOLD TR            GOLD SHS       863307104  726     11300   SH       SOLE       N/A       11300
CURRENCY SHARES EURO TR        EURO SHS       23130C108  271     2000    SH       SOLE       N/A       2000
EXXON MOBIL CORP               COM            30231G102  331     3951    SH       SOLE       N/A       3951
FIRST SOLAR                    COM            336433107  9       100     SH       SOLE       N/A       100
FORTUNE BRANDS INC             COM            349631101  1301    15800   SH       SOLE       N/A       15800
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  23      500     SH       SOLE       N/A       500
GENENTECH INC                  COM NEW        368710406  15      200     SH       SOLE       N/A       200
GILEAD SCIENCES                COM            375558103  4       100     SH       SOLE       N/A       100
GLAXOSMITHKLINE PLC            SPONSORED ADR  37733W105  1537    29350   SH       SOLE       N/A       29350
HEINZ H J INC                  COM            423074103  769     16200   SH       SOLE       N/A       16200
HARLEY DAVIDSON INC            COM            412822108  1803    30250   SH       SOLE       N/A       30250
HAWAIIAN HOLDINGS INC          COM            419870100  1334    56300   SH       SOLE       N/A       56300
HEALTH CARE PPTY INVS INC      COM            421915109  2502    86475   SH       SOLE       N/A       86475
HERSHEY CO                     COM            427866108  89      1752    SH       SOLE       N/A       1752
HONDA MOTOR LTD                AMERN SHS      438128308  1027    29300   SH       SOLE       N/A       29300
IAC INTERACTIVE CORP           COM NEW        44919P300  93      2700    SH       SOLE       N/A       2700
INTERNATIONAL BUSINESS MACHS   COM            459200101  1228    11671   SH       SOLE       N/A       11671
ICICI BANK LTD                 ADR            45104G104  1263    25700   SH       SOLE       N/A       25700
ILLINOIS TOOL WKS INC          COM            452308109  2414    44550   SH       SOLE       N/A       44550
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  60      1200    SH       SOLE       N/A       1200
ING GROEP NV                   SPONSORED ADR  456837103  2414    54900   SH       SOLE       N/A       54900
INTEL CORP                     COM            458140100  2118    89200   SH       SOLE       N/A       89200
JOHNSON & JOHNSON              COM            478160104  2799    45417   SH       SOLE       N/A       45417
KB HOME                        COM            48666K109  75      1900    SH       SOLE       N/A       1900
KIMBERLY CLARK CORP            COM            494368103  13      200     SH       SOLE       N/A       200
KT CORP                        SPONSORED ADR  48268K101  7       300     SH       SOLE       N/A       300
LOGITECH INTL S A              SHS            H50430232  971     36800   SH       SOLE       N/A       36800
LOWES COS INC                  COM            548661107  1338    43592   SH       SOLE       N/A       43592
MARTHA STEWART LIVING OMNIME   CL A           573083102  9       500     SH       SOLE       N/A       500
MEDTRONIC INC                  COM            585055106  2457    47382   SH       SOLE       N/A       47382
MICROSOFT CORP                 COM            594918104  2670    90585   SH       SOLE       N/A       90585
MILLENNIUM PHARMACEUTICALS I   COM            599902103  4       400     SH       SOLE       N/A       400
NEWELL RUBBERMAID INC          COM            651229106  683     23200   SH       SOLE       N/A       23200
NOKIA CORP                     SPONSORED ADR  654902204  1259    44800   SH       SOLE       N/A       44800
NUCOR CORP                     COM            670346105  1935    33000   SH       SOLE       N/A       33000
NORTHWEST NAT GAS              COM            667655104  1788    38700   SH       SOLE       N/A       38700
ORACLE CORP                    COM            68389X105  20      1000    SH       SOLE       N/A       1000
PEETS COFFEE & TEA INC         COM            705560100  6       250     SH       SOLE       N/A       250
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  97      800     SH       SOLE       N/A       800
PITNEY BOWES INC               COM            724479100  12      253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  3313    54142   SH       SOLE       N/A       54142
REGIONS FINANCIAL CORP NEW     COM            7591EP100  7       200     SH       SOLE       N/A       200
SAFEWAY INC                    COM NEW        786514208  4       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  880     21850   SH       SOLE       N/A       21850
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  848     16600   SH       SOLE       N/A       16600
SASOL LTD                      SPONSORED ADR  803866300  1209    32200   SH       SOLE       N/A       32200
SCHERING PLOUGH CORP           COM            806605101  32      1050    SH       SOLE       N/A       1050
SONY CORP                      ADR NEW        835699307  1341    26100   SH       SOLE       N/A       26100
SOURCEFORGE INC                COM            83616W101  0       39      SH       SOLE       N/A       39
STARBUCKS CORP                 COM            855244109  202     7700    SH       SOLE       N/A       7700
STRYKER CORP                   COM            863667101  1514    24000   SH       SOLE       N/A       24000
SUNOCO INC                     COM            86764P109  2809    35254   SH       SOLE       N/A       35254
SUNTRUST BANKS INC             COM            867914103  2       18      SH       SOLE       N/A       18
SYSCO CORP                     COM            871829107  2305    69861   SH       SOLE       N/A       69861
TARGET CORP                    COM            87612E106  1900    29880   SH       SOLE       N/A       29880
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  1170    41900   SH       SOLE       N/A       41900
UNITEDHEALTH GROUP INC         COM            91324P102  1212    23700   SH       SOLE       N/A       23700
UNITED PARCEL SERVICE INC      CL B           911312106  1475    20200   SH       SOLE       N/A       20200
VERIZON COMMUNICATIONS         COM            92343V104  1590    38615   SH       SOLE       N/A       38615
WACHOVIA CORP 2ND NEW          COM            929903102  1850    36100   SH       SOLE       N/A       36100
WALGREEN CO                    COM            931422109  2281    52400   SH       SOLE       N/A       52400
DISNEY WALT CO                 COM DISNEY     254687106  101     2973    SH       SOLE       N/A       2973
WASHINGTON MUT INC             COM            939322103  1799    42200   SH       SOLE       N/A       42200
WHOLE FOODS MKT INC            COM            966837106  527     13570   SH       SOLE       N/A       13750
GRAINGER W W INC               COM            384802104  823     8850    SH       SOLE       N/A       8850

                                                         97931


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